Statement of Additional Information Supplement dated April 8, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, A2, A5, B, B5, C, C5, R, Y, Invesco Cash Reserve, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Core Bond Fund	Invesco Money Market Fund
Invesco Dynamics Fund	Invesco Municipal Bond Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Income Fund	Invesco U.S. Government Fund
Invesco Limited Maturity Treasury Fund
Effective April 8, 2011, Cynthia Brien is no longer a portfolio manager for Invesco Short Term Bond Fund and all references to Ms. Brien in Appendix H are deleted.
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Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Core Bond Fund	Invesco Limited Maturity Treasury Fund
Invesco Dynamics Fund	Invesco Money Market Fund
Invesco Global Real Estate Fund	Invesco Real Estate Fund
Invesco High Yield Fund	Invesco Short Term Bond Fund
Invesco Income Fund	Invesco U.S. Government Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES — Management of the Fund — Invesco Short Term Bond Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
John Craddock	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers — Invesco Short Term Bond Fund” in the prospectus:
•	“Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.”
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Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:
Invesco Short Term Bond Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2009
John Craddock	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in the prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2009 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
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Statutory Prospectus Supplement dated April 8, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus each for Class A, B, C, Y and Institutional Class shares of the Fund listed below:
Invesco Van Kampen Limited Duration Fund
The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY — Management of the Fund” in each prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Chuck Burge	Portfolio Manager	2010
John Craddock	Portfolio Manager	2010”
The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT — Portfolio Managers” in each prospectus:
     “The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:
•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2002.

•	John Craddock, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 1999.
     More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of the prospectus.
     The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”
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